Shareholder Report, Holdings (Details)	Feb. 28, 2025
Defiance Large Cap ex-Mag 7 ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Large Cap ex-Mag 7 ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Large Cap ex-Mag 7 ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Large Cap ex-Mag 7 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Large Cap ex-Mag 7 ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Large Cap ex-Mag 7 ETF | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Large Cap ex-Mag 7 ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Large Cap ex-Mag 7 ETF | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Large Cap ex-Mag 7 ETF | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Large Cap ex-Mag 7 ETF | UnitedHealth Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Large Cap ex-Mag 7 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Defiance Large Cap ex-Mag 7 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Defiance Large Cap ex-Mag 7 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Defiance Large Cap ex-Mag 7 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Defiance Large Cap ex-Mag 7 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Defiance Large Cap ex-Mag 7 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance Large Cap ex-Mag 7 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Defiance Large Cap ex-Mag 7 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance Large Cap ex-Mag 7 ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Large Cap ex-Mag 7 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Nasdaq 100 Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Defiance Nasdaq 100 Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 4.29% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Nasdaq 100 Enhanced Options Income ETF | NASDAQ 100 Index, Expiration: 03/03/2025; Exercise Price: $20,850.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Nasdaq 100 Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 03/05/2025; Exercise Price: $76.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Defiance Nasdaq 100 Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Defiance Nasdaq 100 Enhanced Options Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Defiance Nasdaq 100 Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Nasdaq 100 Income Target ETF | First American Government Obligations Fund - Class X, 4.29% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Nasdaq 100 Income Target ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price: $20,926.18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price: $20,884.41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Nasdaq 100 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Defiance Nasdaq 100 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Nasdaq 100 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Nasdaq 100 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Oil Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Defiance Oil Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 4.29% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Oil Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Defiance Oil Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Defiance Oil Enhanced Options Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Defiance R2000 Enhanced Options & 0DTE Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Defiance R2000 Enhanced Options & 0DTE Income ETF | First American Government Obligations Fund - Class X, 4.29% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance R2000 Enhanced Options & 0DTE Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Defiance R2000 Enhanced Options & 0DTE Income ETF | Russell 2000 Index, Expiration: 03/03/2025; Exercise Price: $2,170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance R2000 Enhanced Options & 0DTE Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance R2000 Enhanced Options & 0DTE Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance R2000 Enhanced Options & 0DTE Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Defiance R2000 Enhanced Options & 0DTE Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | First American Government Obligations Fund - Class X, 4.29% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,975.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance S&P 500 Income Target ETF | First American Government Obligations Fund - Class X, 4.29% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance S&P 500 Income Target ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,966.41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,954.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance S&P 500 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Defiance S&P 500 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance S&P 500 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance S&P 500 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)